SUBSIDIARY PUBLIC ISSUERS - Additional Information (Details) $ / shares in Units, shares in Millions, $ in Millions, $ in Millions				3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 06, 2019 CAD ($)	Feb. 05, 2019 USD ($) shares	Feb. 05, 2019 CAD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 shares	May 24, 2021 USD ($)	Sep. 01, 2020 CAD ($)	Apr. 07, 2020 CAD ($)	Oct. 07, 2019 CAD ($)
Disclosure of information about consolidated structured entities [line items]
Proceeds from issuing shares				$ 3	$ 3	$ 6	$ 5
Preferred Unitholders Capital [Member]
Disclosure of information about consolidated structured entities [line items]
Number Of Shares Issued1 | shares						8.0		8.0
Quarterly Fixed Distribution Rate						4.50%
Preferred Unitholders Capital [Member] | BIPIC Series 1 Senior Preferred Shares [Domain]
Disclosure of information about consolidated structured entities [line items]
Number Of Shares Issued1 | shares		4.0	4.0
Number of share issued, price per share | $ / shares			$ 25
Quarterly Fixed Distribution Rate		5.85%	5.85%
Share underwriting related cost		$ 2
Share issue related cost		1
Preferred Unitholders Capital [Member] | BIPIC Series 1 Senior Preferred Shares [Domain] | Canada, Dollars
Disclosure of information about consolidated structured entities [line items]
Proceeds from issuing shares			$ 100
Preferred Unitholders Capital [Member] | BIPIC Series 1 Senior Preferred Shares [Domain] | USD
Disclosure of information about consolidated structured entities [line items]
Proceeds from issuing shares		$ 75
Fixed interest rate | Medium-term Notes, Maturing September 11, 2028 [Domain]
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate				4.20%		4.20%
Fixed interest rate | Medium-term Notes, Maturing October 9, 2029 [Domain]
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate				3.40%		3.40%
Fixed interest rate | Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate				3.30%		3.30%
Fixed interest rate | Medium-Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate				3.30%		3.30%
Fixed interest rate | Medium-term Notes, Maturing September 1, 2032
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate				2.90%		2.90%
Fixed interest rate | Subordinated Notes, Maturing May 24, 2081
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate				5.00%		5.00%
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Medium-term Notes, Maturing September 11, 2028 [Domain]
Disclosure of information about consolidated structured entities [line items]
Notional amount											$ 200
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Medium Term Notes, Maturing October 30, 2020 [Member]
Disclosure of information about consolidated structured entities [line items]
Extinguishment of Debt, Amount	$ 375
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Medium-term Notes, Maturing October 9, 2029 [Domain]
Disclosure of information about consolidated structured entities [line items]
Notional amount											$ 200	$ 500
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Medium-term Notes, Maturing September 1, 2032
Disclosure of information about consolidated structured entities [line items]
Notional amount										$ 500
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Subordinated Notes, Maturing May 24, 2081
Disclosure of information about consolidated structured entities [line items]
Notional amount									$ 250
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Fixed interest rate | Medium-term Notes, Maturing September 11, 2028 [Domain] | Canada, Dollars
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate											4.20%
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Fixed interest rate | Medium-term Notes, Maturing October 9, 2029 [Domain] | Canada, Dollars
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate											3.40%	3.40%
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Fixed interest rate | Medium-term Notes, Maturing October 9, 2029 [Domain] | USD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate												3.50%
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Fixed interest rate | Medium-term Notes, Maturing September 1, 2032 | Canada, Dollars
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate										2.90%
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Fixed interest rate | Medium-term Notes, Maturing September 1, 2032 | USD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate										3.90%
Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Fixed interest rate | Subordinated Notes, Maturing May 24, 2081 | USD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate									5.00%
Interest Rate And Cross Currency Interest Rate Swaps [Member] | Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (Debt Issuers) [Member] | Medium-term Notes, Maturing October 9, 2029 [Domain]
Disclosure of information about consolidated structured entities [line items]
Notional amount												$ 92